SHARE-BASED PAYMENT - General (Details)	6 Months Ended
	Jun. 30, 2023 instrument shares	Dec. 31, 2022 shares
SHARE-BASED PAYMENT
Number of share options approved for grant	9,833,034
Number of shares exercised | instrument	1,477,611
Unallocated pool	2,910,017	1,208,170